TRADE RECEIVABLES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [Member]
Statement Line Items [Line Items]
Interest rate on trade receivables	2.68%	2.97%
Top of range [Member]
Statement Line Items [Line Items]
Interest rate on trade receivables	3.85%	5.07%